Equity and Cash Incentive Program - Summary of activity for restricted stock units (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Shares
Number of Shares, Unvested, Beginning Balance | shares	54,064
Number of Shares, Granted | shares	25,557
Number of Shares, Forfeited | shares	(8,854)
Number of Shares, Vested | shares	(20,712)
Number of Shares, Unvested, Ending Balance | shares	50,055
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 61.68
Weighted Average Grant Date Fair Value, Granted | $ / shares	79.28
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	64.07
Weighted Average Grant Date Fair Value, Vested | $ / shares	64.85
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 68.91